SIGNIFICANT ACCOUNTING POLICIES, Property, Plant and Equipment (Details) $ in Thousands, $ in Millions	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ARS ($)
Property, plant and equipment [Abstract]
Property, plant and equipment from privatization of GdE	$ 992,908,809		$ 917,031,971
GdE [Member]
Property, plant and equipment [Abstract]
Percentage of common stock considered for assets value	70.00%	70.00%
Value of assets, price paid on common stock from privatization of GdE		$ 561.2
Value of common stock from privatization of GdE		801.7
Debt assumed from privatization of GdE		395.0
Property, plant and equipment from privatization of GdE		$ 1,196.7